Investments in associates and joint ventures (Summary of investments in associates and joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Investments in associates and joint ventures [abstract]
Beginning of the year	¥ 19,517,623	[1]	¥ 19,632,113
Capital injections in associates and joint ventures	463,258		301,916
Business combination	0		1,021,566
Transfer from available-for-sale			91,800
Transfer to subsidiaries (Note 41 (b))	(1,314,040)		(736,725)
Share of net profit less loss	1,823,415		425,215
Share of other comprehensive (loss)/income	(531,186)		121,208
Currency translation differences	45,762		(142,226)
Share of other capital reserve of equity-method investees	(80,543)		0
Dividends	(370,325)		(835,279)
Elimination of unrealized profits on transactions with equity-method investees	0		(361,965)
End of the year	¥ 19,553,964		¥ 19,517,623	[1]

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).